Provisions and contingent liabilities - Breakdown of provisions by nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Beginning balance	R$ 1,304,130		R$ 1,040,172	R$ 932,185
Additions	154,189		293,550	239,013
Reversals (1)	(144,229)	[1]	(100,575)	(87,807)
Payments/ write-offs	(683,462)		(70,128)	(84,939)
Interest	27,732		139,864	41,720
Acquisition of subsidiary			1,247
Ending Balance	658,360		1,304,130	1,040,172
Current	47,788		45,828	22,837	R$ 119,942
Non-current	610,572		1,258,302	1,017,335	R$ 812,243
IRPJ and CSLL [member]
Disclosure of other provisions [line items]
Beginning balance	636,167		559,217	552,172
Additions	949		14,597	7,154
Reversals (1)	(15,124)	[1]	(6,717)	(36,683)
Payments/ write-offs	(610,534)		0	0
Interest	21,488		69,070	36,574
Acquisition of subsidiary			0	0
Ending Balance	32,946		636,167	559,217
ICMS - State VAT [member]
Disclosure of other provisions [line items]
Beginning balance	107,172		68,434	84,155
Additions	41,474		46,743	35,238
Reversals (1)	(72,427)	[1]	(21,148)	(14,907)
Payments/ write-offs	(10,002)		(14,747)	(38,097)
Interest	867		27,101	2,045
Acquisition of subsidiary			789	0
Ending Balance	67,082		107,172	68,434
Civil, environmental and regulatory claims [member]
Disclosure of other provisions [line items]
Beginning balance	150,258		93,416	108,761
Additions	66,215		124,857	18,326
Reversals (1)	(19,002)	[1]	(29,402)	(9,980)
Payments/ write-offs	(35,519)		(39,071)	(23,700)
Interest	20		0	9
Acquisition of subsidiary			458	0
Ending Balance	161,972		150,258	93,416
Provision for indemnities [member]
Disclosure of other provisions [line items]
Beginning balance	203,780		150,820	0
Additions	19,519		32,691	150,820
Reversals (1)	(6,081)	[1]	(7,969)	0
Payments/ write-offs	(12,959)		0	0
Interest	2,549		28,238	0
Acquisition of subsidiary			0	0
Ending Balance	206,808		203,780	150,820
Labor [member]
Disclosure of other provisions [line items]
Beginning balance	59,144		73,172	95,460
Additions	18,468		27,333	22,663
Reversals (1)	(16,447)	[1]	(27,308)	(22,387)
Payments/ write-offs	(7,764)		(16,310)	(23,142)
Interest	768		2,257	578
Acquisition of subsidiary			0	0
Ending Balance	54,169		59,144	73,172
Others [Member]
Disclosure of other provisions [line items]
Beginning balance	147,609		95,113	91,637
Additions	7,564		47,329	4,812
Reversals (1)	(15,148)	[1]	(8,031)	(3,850)
Payments/ write-offs	(6,684)		0	0
Interest	2,040		13,198	2,514
Acquisition of subsidiary			0	0
Ending Balance	R$ 135,383		R$ 147,609	R$ 95,113

[1]	Of this amount, MR$ 28,612 corresponds to the reversals of updates.